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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 28-10662
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Anton Schutz          Rochester, NY 14618   August 12, 2009
   -------------------------------  -------------------   ---------------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 90
                                        --------------------

Form 13F Information Table Value Total: $1,045,757
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    01        28-02744                     Burnham Asset Management Corp.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

         ITEM 1            ITEM 2    ITEM 3   ITEM 4         ITEM 5           ITEM 6     ITEM 7          ITEM 8
------------------------- -------- --------- -------- ---------------------- --------  ---------- ----------------------
                          TITLE OF            VALUE     SH/PRN   SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
        ISSUER             CLASS     CUSIP   (x$1000)   AMOUNT   PRN   CALL   DISCRTN    MGRS        SOLE    SHARED   NONE
------------------------- -------- --------- -------- --------- ----- ------ --------  ---------- --------- -------- ------
ASSURED GUARANTY LTD      COM      G0585R106       62     5,000 SH             SOLE                   5,000    0       0
ASSURED GUARANTY LTD      COM      G0585R106      557    45,000 SH             OTHER       01        45,000    0       0
CRMH HOLDINGS LTD         COM      G2554P103      515   429,299 SH             SOLE                 429,299    0       0
CRMH HOLDINGS LTD         COM      G2554P103  886,242   732,431 SH             OTHER       01       732,431    0       0
INVESCO LTD               COM      G149BT108      134     7,500 SH             OTHER       01         7,500    0       0
LAZARD LTD                COM      G54050102    3,634   135,000 SH             OTHER       01       135,000    0       0
ALLIANCE FINANCIAL
 CORP NY                  COM      019205103    1,674    59,035 SH             SOLE                  59,035    0       0
ALLIANCE FINANCIAL
 CORP NY                  COM      019205103    4,379   154,422 SH             OTHER       01       154,422    0       0
AMERIPRISE FINANCIAL INC  COM      03076C106    1,578    65,000 SH             SOLE                  65,000    0       0
AMERIPRISE FINANCIAL INC  COM      03076C106    5,400   222,500 SH             OTHER       01       222,500    0       0
ANNALLY CAPITAL
 MANAGEMENT INC           COM      035710409    2,271   150,000 SH             OTHER       01       150,000    0       0
AON CORP                  COM      037389103    2,840    75,000 SH             OTHER       01        75,000    0       0
ASSURANT INC              COM      0373479JU    1,205    50,000 SH             OTHER       01        50,000    0       0
BANCORP RHODE ISLAND INC  COM      059690107    1,480    75,071 SH             SOLE                  75,071    0       0
BANCORP RHODE ISLAND INC  COM      059690107    4,256   215,940 SH             OTHER       01       215,940    0       0
BANK OF AMERICA
 CORPORATION              COM      60505104     1,439   108,987 SH             SOLE                 108,987    0       0
BANK OF AMERICA
 CORPORATION              COM      060505104    5,813   440,398 SH             OTHER       01       440,398    0       0
BANK OF NEW YORK
 MELLON CORP              COM      064058100       73     2,500 SH             SOLE                   2,500    0       0
BANK OF NEW YORK
 MELLON CORP              COM      064058100    2,711    92,500 SH             OTHER       01        92,500    0       0
BEACON FED BANCORP        COM      073582108    1,020   109,792 SH             SOLE                 109,792    0       0
BEACON FED BANCORP        COM      073582108    2,595   279,378 SH             OTHER       01       279,378    0       0
BERKSHIRE HILLS
 BANCORP INC              COM      084680107      628    30,200 SH             SOLE                  30,200    0       0
BERKSHIRE HILLS
 BANCORP INC              COM      084680107    1,883    90,600 SH             OTHER       01        90,600    0       0
BROOKLINE BANCORP
 INC DEL                  COM      11373M107      606    65,000 SH             SOLE                  65,000    0       0
BROOKLINE BANCORP
 INC DEL                  COM      11373M107      652    70,000 SH             OTHER       01        70,000    0       0
CAPITAL ACQUISITION
 CORP DEL                 COM      14055E104      974   100,000 SH             SOLE                 100,000    0       0
CAPITAL ACQUISITION
 CORP DEL                 COM      14055E104    2,922   300,000 SH             OTHER       01       300,000    0       0
CHICOPEE BANCORP          COM      168565109    1,150    88,632 SH             SOLE                  88,632    0       0
CHICOPEE BANCORP          COM      168565109    2,417   186,368 SH             OTHER       01       186,368    0       0
CHIMERA INVT CORP         COM      16934Q109    2,181   625,000 SH             SOLE                 625,000    0       0
CHIMERA INVT CORP         COM      16934Q109    9,685 2,775,000 SH             OTHER       01     2,775,000    0       0
CITIGROUP INC             COM      172967101      653   220,000 SH             OTHER       01       220,000    0       0
CITIZENS SOUTH BKG CP DEL COM      176682102    1,685   327,226 SH             SOLE                 327,226    0       0
CITIZENS SOUTH BKG CP DEL COM      176682102    1,909   370,601 SH             OTHER       01       370,601    0       0
COMERICA INC              COM      200340107    1,481    70,000 SH             OTHER       01        70,000    0       0
CONNECTICUT BK&TR CO
 HART NE                  COM      207546102      532   103,280 SH             SOLE                 103,280    0       0
CONNECTICUT BK&TR CO
 HART NE                  COM      207546102      675   131,124 SH             OTHER       01       131,124    0       0
CYPRESS SHARPRDIGE
 INVTS INC                COM      23281A307      387    32,500 SH             SOLE                  32,500    0       0
CYPRESS SHARPRDIGE
 INVTS INC                COM      23281A307    1,160    97,500 SH             OTHER       01        97,500    0       0
E TRADE FINL CORP         COM      269246104      645   500,000 SH             SOLE                 500,000    0       0
E TRADE FINL CORP         COM      269246104    1,920 1,500,000 SH             OTHER       01     1,500,000    0       0
FIFTH THIRD BANCORP       COM      316773100    2,130   300,000 SH             OTHER       01       300,000    0       0
FIRST CMNTY BANCSHARES
 INC                      COM      31983A103      321    25,000 SH             SOLE                  25,000    0       0
FIRST CMNTY BANCSHARES
 INC                      COM      31983A103      963    75,000 SH             OTHER       01        75,000    0       0
FIRST HORIZON NATL CORP   COM      320517105      315    26,240 SH             SOLE                  26,240    0       0
FIRST HORIZON NATL CORP   COM      320517105    1,609   134,078 SH             OTHER       01       134,078    0       0
GUARANTY BANCORP DEL      COM      40075T102      801   419,211 SH             OTHER       01       419,211    0       0
HARLEYSVILLE NATL CORP    COM      412850109      189    40,000 SH             SOLE                  40,000    0       0
HARLEYSVILLE NATL CORP    COM      412850109      470   100,000 SH             OTHER       01       100,000    0       0
IBERIA BANK CORP          COM      450828108      991    25,150 SH             SOLE                  25,150    0       0
IBERIA BANK CORP          COM      450828108    1,976    50,150 SH             OTHER       01        50,150    0       0
INVESTORS BANCORP         COM      46146P102      690    75,000 SH             SOLE                  75,000    0       0
INVESTORS BANCORP         COM      46146P102    3,192   348,500 SH             OTHER       01       348,500    0       0
JP MORGAN CHASE & CO      COM      46625H100    1,706    50,000 SH             SOLE                  50,000    0       0
JP MORGAN CHASE & CO      COM      46625H100    9,807   287,500 SH             OTHER       01       287,500    0       0
JANUS CAP GROUP INC       COM      47102X105    1,710   150,000 SH             OTHER       01       150,000    0       0
KEYCORP                   COM      493267108      262    50,000 SH             SOLE                  50,000    0       0
KEYCORP                   COM      493267108      786   150,000 SH             OTHER       01       150,000    0       0
MET LIFE INC              COM      59156R108    3,901   130,000 SH             OTHER       01       130,000    0       0
MORGAN STANLEY            COM      617446448    1,782    62,500 SH             OTHER       01        62,500    0       0
NORTHERN TRUST CORP       COM      665859104    1,610    30,000 SH             OTHER       01        30,000    0       0
PACWEST BANCORP DEL       COM      695263103      412    31,300 SH             OTHER       01        31,300    0       0
PARKVALE FINL CORP        COM      701492100      153    17,024 SH             OTHER       01        17,024    0       0
PEOPLES UNITED
 FINANCIAL INC            COM      712704105      565    37,500 SH             SOLE                  37,500    0       0
PEOPLES UNITED
 FINANCIAL INC            COM      712704105    5,312   352,500 SH             OTHER       01       352,500    0       0
PORTER BANCORP            COM      736233107      732    48,299 SH             SOLE                  48,299    0       0
PORTER BANCORP            COM      736233107    2,653   175,122 SH             OTHER       01       175,122    0       0
PRINCIPAL FINANCIAL
 GROUP INC                COM      74251V102      707    37,500 SH             SOLE                  37,500    0       0
PRINCIPAL FINANCIAL
 GROUP INC                COM      74251V102    2,120   112,500 SH             OTHER       01       112,500    0       0
PROSPECT CAPITAL CORP     COM      74348T102      920   100,000 SH             SOLE                 100,000    0       0
PROSPECT CAPITAL CORP     COM      74348T102    2,760   300,000 SH             OTHER       01       300,000    0       0
PRUDENTIAL FINL INC       COM      744320102      476    25,000 SH             OTHER       01        25,000    0       0
REGIONS FINANCIAL CORP    COM      7591EP100      707   175,000 SH             SOLE                 175,000    0       0
REGIONS FINANCIAL CORP    COM      7591EP100    2,424   600,000 SH             OTHER       01       600,000    0       0
REDWOOD TRUST INC         COM      758075402    1,476   100,000 SH             SOLE                 100,000    0       0
REDWOOD TRUST INC         COM      758075402    4,428   300,000 SH             OTHER       01       300,000    0       0
ROME BANCORP INC          COM      77587P103    1,651   196,587 SH             SOLE                 196,587    0       0
ROME BANCORP INC          COM      77587P103      395    47,029 SH             OTHER       01        47,029    0       0
SOUTH FINL GROUP INC      COM      837841105      298   250,000 SH             OTHER       01       250,000    0       0
STERLING BANCORP          COM      859158107      835   100,000 SH             OTHER       01       100,000    0       0
SUNTRUST BKS INC          COM      867914103      740    45,000 SH             SOLE                  45,000    0       0
SUNTRUST BKS INC          COM      867914103    2,714   165,000 SH             OTHER       01       165,000    0       0
SYNOVUS FINL CORP         COM      87161C105      374   125,000 SH             OTHER       01       125,000    0       0
TFS FINANCIAL CORP        COM      87240R107      601    56,626 SH             SOLE                  56,626    0       0
TFS FINANCIAL CORP        COM      87240R107    7,407   697,476 SH             OTHER       01       697,476    0       0
TRAVELERS COMPANIES INC   COM      89417E109    2,873    70,000 SH             OTHER       01        70,000    0       0
UNITED WESTERN BANCORP
 INC                      COM      913201109      354    37,440 SH             SOLE                  37,440    0       0
UNITED WESTERN BANCORP
 INC                      COM      913201109      427    45,230 SH             OTHER       01        45,230    0       0
WEBSTER FINL CORP         COM      947890109      403    50,000 SH             SOLE                  50,000    0       0
WEBSTER FINL CORP         COM      947890109    1,606   199,500 SH             OTHER       01       199,500    0       0